Debt (Tables)	12 Months Ended
Dec. 31, 2020
Short-term Debt [Line Items]
Schedule Of Debt Instruments Disclosure
The Company’s outstanding debt at December 31, 2019 and 2020 is comprised of the following (in thousands):

	2019	2020
June 2017 First Lien Loan	$624,577	$618,721
May 2020 First Lien Loan	—	275,678

Total long-term debt, gross	624,577	894,399
Less: unamortized debt issuance costs	(12,132)	(17,084)

Total long-term debt, net of issuance costs	612,445	877,315
Less: current portion	(5,856)	(6,412)

Total long-term debt, net	$606,589	$870,903

Subsidiaries [Member]
Short-term Debt [Line Items]
Schedule Of Maturities Of Debt Instrument Carrying Amount	Future maturities of our outstanding debt, excluding interest, as of December 31, 2020 were as follows (in thousands):

2021	$6,412
2022	6,412
2023	6,412
2024	875,163
2025	—

Total	$894,399